Net loss per share (Tables)	3 Months Ended	12 Months Ended
	May 31, 2022	Feb. 28, 2022
Earnings Per Share [Abstract]
Schedule of Net loss per share [Table Text Block]
For the three months ended	May 31, 2022	May 31, 2021

Net loss	$(3,166,214)	$(634,598)
Weighted average number of Common and Class A shares	54,029,902	34,995,692

Net loss per share from operations

Basic	$(0.06)	$(0.02)
Diluted	$(0.06)	$(0.02)

	February 28, 2022	February 28, 2021
Net loss	(4,372,019)	(2,667,423)
Weighted average number of common shares	43,627,051	33,795,132

Net loss per share from operations
Basic	(0.10)	(0.08)
Diluted	(0.10)	(0.08)